Note 4 - Acquisitions - Amouint of Revenue in Simlified Companies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Revenues	$ 5,333,729	$ 3,113,693	$ 12,014,133	$ 9,566,571	$ 12,787,262	$ 11,800,228
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (6,517,375)	$ (1,818,307)	$ (10,499,901)	$ (5,996,635)	(9,121,376)	$ (7,821,162)
Simplified Companies [Member]
Business Combination [Line Items]
Revenues					2,180,380
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest					$ 591,127